Commitments and Contingencies (Data Breach) (Details) $ in Millions	2 Months Ended	5 Months Ended	12 Months Ended
	Mar. 26, 2015 USD ($)	Feb. 01, 2015 USD ($)	Feb. 01, 2015 USD ($)
Loss Contingency, Information about Litigation Matters [Abstract]
Data Breach Number of Actions Filed		57	57
Insurance [Abstract]
Network Security Insurance Coverage			$ 100.0
Network Security Insurance Deductible			7.5
Subsequent Event [Member]
Insurance [Abstract]
Network Security Insurance Coverage	$ 100.0
Network Security Insurance Deductible	$ 10.0
Data Breach [Member]
Loss Contingency Accrual [Roll Forward]
Data Breach, Expenses Incurred		$ (63.0)
Data Breach, Payments Made		51.0
Data Breach, Liability, Ending Balance		(12.0)	(12.0)
Movement in Loss Contingency Receivable, Increase (Decrease) [Roll Forward]
Data Breach, Insurance Receivable Recorded		30.0
Data Breach, Payments Received		(10.0)
Data Breach, Ending Balance of Insurance Receivable		20.0	$ 20.0
Loss Contingency, Information about Litigation Matters [Abstract]
Data Breach, Expenses Incurred Net of Insurance Receivable Recorded		$ 33.0